Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 1,133	$ 924	$ 438
Other comprehensive income (loss):
Translation adjustment	(122)	(390)	147
Unrealized gains (losses) on derivative instruments designated as cash flow hedges (net of tax provision (benefit) of $8 million, $(14) million and $0 million, respectively)	28	(51)	(3)
Unrealized gains (losses) on available for sale securities (net of tax provision (benefit) of $(1) million, $(2) million and $2 million, respectively)	(1)	(3)	5
Pension liability (net of tax provision (benefit) of $(3) million, $(20) million and $16 million, respectively)	(160)	(49)	7
Other comprehensive income (loss)	(255)	(493)	156
Total comprehensive income	878	431	594
Total comprehensive loss attributable to noncontrolling interests	(10)	(17)	(16)
Total comprehensive income attributable to CNH Global N.V.	$ 888	$ 448	$ 610